LONG-TERM INVESTMENTS - Additional Information (Details) - HKD ($) $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Jan. 31, 2019
LONG-TERM INVESTMENTS
Equity method investments	$ 233,834	$ 229,970			$ 7,798	$ 6,709
Loss on investment	9,398	13,324
Impairment provision of equity method investments	0
Equity investments without readily determinable fair values	15,754	15,754			15,596
Impairment provision of equity investments without readily determinable fair values	0	0			$ 0
TH Fund LP
LONG-TERM INVESTMENTS
Equity method investments	$ 235,434
Percentage of equity interest (as a percent)	16.00%				10.00%	20.00%
Loss on investment			$ 278	$ 543
Impairment provision of equity method investments	$ 5,888	5,888			$ 5,888
Equity investments without readily determinable fair values	$ 0				0
Impairment provision of equity investments without readily determinable fair values		$ 0			$ 0
Newflow Amity Fund I, LP
LONG-TERM INVESTMENTS
Percentage of equity interest (as a percent)					2.75%